Income Taxes Relating to Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure Of Major Components Of Tax Expense (Benefit)
Major components of income tax (benefit) expense are as follows:

	For the Year Ended December 31
	2021	2020	2019
Current tax
In respect of the current year	$—	$(1,063)	$1,014
Deferred tax	—	—	—
Income tax (benefit) expense recognized in profit or loss	$—	$(1,063)	$1,014

Disclosure of Reconciliation of Accounting Income (Loss) and Income Tax Expense (Benefit)
A reconciliation of accounting loss and income tax (benefit) expense is as follows:

	For the Year Ended December 31
	2021	2020	2019
Loss before tax	$(67,362)	$(50,343)	$(12,074)
Income tax benefit calculated	$(14,913)	$(9,634)	$(2,692)
Nondeductible expenses in determining taxable income	990	82	38
Income tax on unappropriated earnings	—	—	1,014
Adjustments in respect of prior year	—	(1,063)	—
Unrecognized loss carryforwards and deductible temporary differences	13,923	9,552	2,654
Income tax (benefit) expense recognized in profit or loss	$—	$(1,063)	$1,014

Disclosure of Current Tax Assets and Liabilities	Current tax assets and liabilities

	December 31
	2021	2020
Current tax assets
Tax refund receivable	$31	$37

Disclosure of Deductible Temporary Differences and Unused Loss Carryforwards	Deductible temporary differences and unused loss carryforwards for which no deferred tax assets have been recognized in the consolidated balance sheets were as follows:

	December 31
	2021	2020
Loss carryforwards
Expire in 2024	$919	$905
Expire in 2025	10,946	43,405
Expire in 2026	63,112	72,961
Expire in 2027	43,239	42,593
Expire in 2028	75,818	74,684
Expire in 2029	24,429	24,063
Expire in 2030	36,086	36,525
Expire in 2031	41,987	—
	$296,536	$295,136

Deductible temporary differences	$63,728	$56,865